Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Apr. 30, 2019 USD ($)
Registration Payment Arrangement [Line Items]
2020	$ 14,507
2021	26,494
2022	20,439
2023	5,217
2024	4,602
Thereafter	7,020
Total	78,279
Minimum Lease Payments
Registration Payment Arrangement [Line Items]
2020	6,455
2021	5,494
2022	5,106
2023	5,217
2024	4,602
Thereafter	7,020
Total	33,894
Hosting Infrastructure Commitments
Registration Payment Arrangement [Line Items]
2020	7,962
2021	21,000
2022	15,333
2023
2024
Thereafter
Total	44,295
Other Commitments
Registration Payment Arrangement [Line Items]
2020	90
2021
2022
2023
2024
Thereafter
Total	$ 90